Operating Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating lease [Line Items]
Rent expense	$ 7,701	$ 3,831	$ 2,949
Bottom of range [Member]
Disclosure of operating lease [Line Items]
Operating leases expiration period	3 years	3 years	3 years
Top of range [Member]
Disclosure of operating lease [Line Items]
Operating leases expiration period	12 years	12 years	12 years